Non-cash items (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Mineral Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Amounts payable and accrued liabilities	$ 0.1	$ 0.6